SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) $ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 CAD ($)	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Sep. 21, 2020 USD ($) shares	Sep. 21, 2020 CAD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Opening balance, shares		33,763,000	32,339,000		32,339,000
Opening balance | $		$ 138,961	$ 136,199
Shares issued on exercise of stock options, shares			15,000		15,000
Shares issued on exercise of stock options | $			$ 54
Shares issued on exercise of RSUs and DSUs, shares		32,000	281,000		281,000
Shares issued on exercise of RSUs and DSUs | $		$ 112	$ 970
Value of shares issued in asset acquisition, shares	[1]		232,000		232,000
Value of shares issued in asset acquisition | $	[1]		$ 305
Shares issued to settle interest on convertible debentures, shares	[2]		896,000		896,000
Shares issued to settle interest on convertible debentures			$ 1,433	[2]	$ 1,791
Ending balance, shares		33,795,000	33,763,000		33,763,000	32,339,000
Ending balance | $		$ 139,073	$ 138,961			$ 136,199
Interest payments			$ 706			$ 588	$ 903			$ 754			$ 727	$ 888
Globex Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								232,240	232,240		65,657	65,657
Value of common shares issued								$ 305	$ 385		$ 246	$ 325

[1]	In accordance with the Globex Agreement (Note 5), the Company issued 65,657 common shares (valued at C$325 or $246) on September 21, 2020 and 232,240 common shares (valued at C$385 or $305) on September 22, 2021.
[2]	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 7) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.